RYDEX DYNAMIC FUNDS

Annual Report
December 31, 2001

Titan 500 Fund
Tempest 500 Fund
Velocity 100 Fund
Venture 100 Fund

Front Cover

C2

Dear Shareholder,

The year 2001 was a tough one for many investors. The U.S. economy entered a recession–which is generally defined as at least two quarters of declining gross national product–as of March 2001. The already struggling economy was hit hard by the September 11 terrorist attacks, but the market recovered significantly from the post September 11 sell-off.

For the third year in a row, small-caps (as reflected by the Russell 2000® Index) outperformed large-caps. Of the three broad indices, the Russell 2000 was the only one to finish in positive territory for the year: it ended the year up 1.03% while the S&P Midcap 400 Index™ was down 1.64% and the large-cap S&P 500® Index was down 13.04%. From September 12 through December 31, however, all three of the indices have posted significant gains: The Russell 2000 was up 28.9%, the S&P Midcap 400 was up 25.7% and The S&P 500 was up 18.8%. This sharp rebound can be attributed in large part to 11 Fed fund rate cuts in 2001, lowering short-term rates from 6.5% to 1.75%. Also, the Bush administration´s strong management of the terrorist crisis along with the lack of any more attacks in the U.S. allowed both investor and consumer confidence to recover quickly from their September lows. Tax cuts and the Fed´s aggressive easing have led many analysts to anticipate an earnings recovery in the equity markets during 2002.

The economic data released in late 2001 showed signs of improvement. The U.S. Index of Leading Economic Indicators has swung back into positive territory with some of the highest levels since 1998. Home sales continue to remain strong, while unemployment is slowing. These factors drove a rally in the fourth quarter of 2001, and have led the market to anticipate a recovery in 2002.

Sincerely,

Albert P. (Skip) Viragh, Jr.
Chairman of the Board

Titan 500 Fund
Objective: Seeks to provide investment returns that correspond to 200% of the daily price movement of the S&P 500 Index.

Inception: May 19, 2000

For the third year in a row, small-caps outperformed large-caps. Though the S&P 500 Index was down 13.04% for the year, it was up 18.8% from September 12 through December 31. In part, this was due to the 11 Fed fund rate cuts in 2001. Though consumer confidence fell in the wake of the September 11 attacks, it quickly recovered. While the S&P 500 Index returned -13.04% for the year, the Titan 500 Fund H Class returned -33.93%.

Average Annual Total Returns for the period ended 12-31-01
	H Class (5-19-00)		C Class (11-27-00)

	One Year	Since Inception	One Year	Since Inception

Titan 500 Fund	-33.93%	-32.51%	-34.60%	-36.10%
S&P 500®Index	-13.04%	-11.80%	-13.04%	-13.71%

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in pricipal and reinvested dividends and capital gains. The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structures.

Tempest 500 Fund
Objective: Seeks to provide investment returns that correspond to 200% of the inverse daily performance of the S&P 500 Index.

Inception: May 19, 2000

Though the S&P 500 Index was down 13.04% for the year, it was up 18.8% from September 12 through December 31. In part, this was due to the 11 Fed fund rate cuts in 2001. Though consumer confidence fell in the wake of the September 11 attacks, it quickly recovered. While the S&P 500 Index returned -13.04% for the year, the Tempest 500 Fund H Class returned 20.81%.

Average Annual Total Returns for the period ended 12-31-01

	H Class (5-19-00)		C Class (3-7-01)

	One Year	Since Inception	Since Inception

Tempest 500 Fund	20.81%	21.80%	11.41%
S&P 500 Index	-13.04%	-11.80%	-9.01%

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in pricipal and reinvested dividends and capital gains. The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structures.

Velocity 100 Fund
Objective: Seeks to provide investment returns that correspond to 200% of the daily performance of the Nasdaq 100 Index®.

Inception: May 24, 2000

Technology companies, which make up more than 66% of the Nasdaq 100 Index, continued to suffer poor earnings due to a lack of IT spending and excess inventories. Giga Information Group, Inc. projected that U.S. IT spending in 2001 could decrease by as much as 5% from 2000 and increase 4% in 2002. This follows greater than 20% growth rates in IT spending in both 1999 and 2000. For the year, the Velocity 100 Fund H Class returned -69.38%. The Nasdaq 100 Index returned -32.66% for the same period.

Average Annual Total Returns for the period ended 12-31-01

	H Class (5-24-00)		C Class (11-20-00)

	One Year	Since Inception	One Year	Since Inception

Velocity 100 Fund	-69.38%	-72.18%	-69.90%	-76.83%
Nasdaq 100 Index	-32.66%	-35.40%	-32.66%	-40.17%

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results.The Nasdaq 100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in pricipal and reinvested dividends and capital gains. The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structures.

Venture 100 Fund
Objective: Seeks to provide investment returns that correspond to 200% of the inverse performance of the Nasdaq 100 Index on a daily basis.

Inception: May 23, 2000

During 2001, technology companies continued to suffer poor earnings due to a lack of IT spending and excess inventories. This is noteworthy because technology companies comprise more than 66% of the Nasdaq 100 Index.

Average Annual Total Returns for the period ended 12-31-01

	H Class (5-23-00)		C Class (3-8-01)

	One Year	Since Inception	Since Inception

Venture 100 Fund	-5.00%	-0.79%	-15.53%
Nasdaq 100 Index	-32.66%	-33.28%	-18.62%

The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Nasdaq 100 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in pricipal and reinvested dividends and capital gains. The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structures.

 STATEMENTS OF ASSETS AND LIABILITIES                                                                              December  31, 2001

	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

ASSETS
Investment in Master Portfolio*(See Note 3)......	$ 105,454,202	$ 129,611,350	$ 213,071,546	$ 142,173,583
Receivable for Shares Purchased .........................	11,929,885	17,563,176	11,776,215	29,960,441
Receivable for Securities Sold................................	41,287,930	2,724,673	16,077,825	1,662,267
Receivable from Advisor .......................................	81,474	-	-	-
Receivable from Master Portfolio .........................	243,948	385	-	-

Total Assets ..........................................................	158,997,439	149,899,584	240,925,586	173,796,291

LIABILITIES
Payable for Securities Purchased..........................	-	2,982,338	-	11,195,021
Payable for Shares Redeemed ...............................	53,170,943	17,265,690	27,854,040	20,390,492
Transfer Agent Fee Payable (Note 4)...................	28,481	25,843	50,710	25,263
Distribution and Service Fee Payable (Note 4) ...	35,858	30,279	64,945	28,373
Portfolio Accounting Fee Payable (Note 4) ........	11,393	10,337	20,126	10,105
Payable to Advisor .................................................	-	32,808	54,281	29,036
Payable to Master Portfolio ...................................	-	-	42,834	1,245
Other Liabilities........................................................	-	83,808	139,067	73,966

Total Liabilities ....................................................	53,246,675	20,431,103	28,226,003	31,753,501

NET ASSETS..................................................................	$ 105,750,764	$ 129,468,481	$ 212,699,583	$ 142,042,790

H CLASS:
Net Assets	$ 97,786,173	$ 128,237,144	$ 197,494,861	$ 136,248,777
Shares Outstanding	7,396,685	1,875,155	6,159,488	2,787,876
Net Asset Value Per Share	$ 13.22	$ 68.39	$ 32.06	$ 48.87

C CLASS:
Net Assets	$ 7,964,591	$ 1,231,337	$ 15,204,722	$ 5,794,013
Shares Outstanding	608,863	18,112	483,385	118,919
Net Asset Value Per Share	$ 13.08	$ 67.98	$ 31.45	$ 48.72

* The cost of Investment in Master Portfolio is $86,153,679, $117,954,163, $141,696,127, and $124,131,915, respectively.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                             Year Ended December 31, 2001

	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

INVESTMENT INCOME
Dividends ( Note 1) ..........................................	$ 50,889	$ 336,314	$ -	$ 231,681

Total Income .................................................	50,889	336,314	-	231,681

EXPENSES
Transfer Agent Fees (Note 4) .........................	246,937	190,201	411,079	182,598
Distribution and Service Fees (Note 4):
H Class ..........................................................	234,850	185,464	390,034	180,222
C Class ............................................................	50,047	20,544	72,156	9,923
Directors Fees (Note 4) ....................................	2,125	5,849	10,238	5,195
Portfolio Accounting Fees (Note 4) ..............	72,258	67,128	107,939	63,833
Registration Fees (Note 1) ..............................	70,580	31,770	80,387	36,238
Audit and Outside Services (Note 1) ............	20,791	44,753	85,592	42,655
Shareholder Reporting Expense .....................	32,022	41,002	77,768	37,184
Miscellaneous (Note 1) ...................................	(21,203)	40,273	86,353	33,753
Expenses Previously Reimbursed by Advisor (Note 4) .....................................	-	32,808	54,281	29,036

Total Expenses ..............................................	708,407	659,792	1,375,827	620,637

Less Expenses Reimbursed by Advisor	(81,474)	-	-	-

Net Expenses ................................................	626,933	659,792	1,375,827	620,637

Net Investment Income (Loss) ...............................	(576,034)	(323,478)	(1,375,827)	(388,956)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1)
Net Realized Loss on Investment Securities ..........................................	(56,363,136)	(11,842,086)	(257,771,397)	(37,661,268)

Net Change in Unrealized Appreciation on Investments...........................................................	19,300,523	11,657,187	71,375,419	18,041,668

Net Loss on Investments ...........................	(37,062,613)	(184,899)	(186,395,978)	(19,619,600)

Net Decrease in Net Assets from Operations ....	$ (37,638,647)	$ (508,377)	$ (187,771,805)	$ (20,008,556)

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	Titan 500 Fund		Tempest 500 Fund

	Year Ended December 31, 2001	Period Ended December 31, 2000*	Year Ended December 31, 2001*	Period Ended December 31, 2000*

From Operations
Net Investment Income (Loss).......................	$ (576,034)	$ 1,300,413	$ (323,478)	$ 386,956
Net Realized Gain (Loss) on Investments.....	(56,363,136)	(28,132,673)	(11,842,086)	2,302,293
Net Change in Unrealized Appreciation
(Depreciation) on Investment................	19,300,523	(4,732,163)	11,657,187	550,528

Net Increase (Decrease) in Net Assets from Operations...................................	(37,638,647)	(31,564,423)	(508,377)	3,239,777

Distributions to Shareholders From: (Note 1)
Net Investment Income
H Class......................................................	-	(38,115)	-	(128,305)
C Class **................................................	-	-	-	-
Net Realized Capital Gains...............................
H Class......................................................	-	-	-	-
C Class......................................................	-	-	-	-

Total Distributions to Shareholders..............	-	(38,115)	-	(128,305)

Net Increase in Net Assets from Share Transactions (Note 8)....................	78,454,356	96,537,593	94,035,866	32,829,520

Net Increase in Net Assets.....................	40,815,709	64,935,055	93,527,489	35,940,992

NET ASSETS-Beginning of Period......................	64,935,055	-	35,940,992	-

NET ASSETS-End of Period..................................	$ 105,750,764	$ 64,935,055	$ 129,468,481	$ 35,940,992

* Commencement of Operations: May 19, 2000 -- Titan 500 Fund H Class,  Tempest 500 Fund H Class;
    November 27, 2000 -- Titan 500 Fund C Class; March 7, 2001 -- Tempest 500 Fund C Class.

** C Class shares commenced operations after distributions for the current year had already been paid.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	Velocity 100 Fund		Venture 100 Fund

	Year Ended December 31, 2001	Period Ended December 31, 2000*	Year Ended December 31, 2001*	Period Ended December 31, 2000*

FROM OPERATIONS
Net Investment Income (Loss) .......................	$ (1,375,827)	$ 953,093	$ (388,956)	$ 907,014
Net Realized Gain (Loss) on Investments .....	(257,771,397)	(112,006,580)	(37,661,268)	12,588,232
Net Change in Unrealized Appreciation (Depreciation) on Investments ...................	71,375,419	(39,336,753)	18,041,668	2,611,334

Net Increase (Decrease) in Net Assets from Operations ......................................	(187,771,805)	(150,390,240)	(20,008,556)	16,106,580

Distributions to Shareholders From: (Note 1)
Net Investment Income
H Class ......................................................	-	-	-	(400,000)
C Class **...................................................	-	-	-	-
Net Realized Capital Gains ...............................
H Class .......................................................	-	-	-	-
C Class ........................................................	-	-	-	-

Total Distributions to Shareholders .....	-	-	-	(400,000)

Net Increase in Net Assets from Share Transactions (Note 8) ...................	270,262,544	280,599,084	133,243,530	13,101,236

Net Increase in Net Assets .....................	82,490,739	130,208,844	113,234,974	28,807,816

NET ASSETS-Beginning of Period .......................	130,208,844	-	28,807,816	-

NET ASSETS-End of Period ....................................	$ 212,699,583	$ 130,208,844	$ 142,042,790	$ 28,807,816

* Commencement of Operations: May 24, 2000 -- Velocity 100 Fund H Class;  May 23, 2000 -- Venture 100 Fund H
     Class; November 20, 2000 -- Velocity 100 Fund C Class; and March 8, 2001 -- Venture 100 Fund C Class.

** C Class shares commenced operations after distributions for the current year had already been paid.

 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
H Class

	Titan 500 Fund		Tempest 500 Fund

	Year Ended December 31, 2001	Period Ended December 31, 2000*	Year Ended December 31, 2001	Period Ended December 31, 2000*

Per Share Operating Performance: Net Asset Value - Beginning of Period .......................	$ 20.01	$ 25.00	$ 56.61	$ 50.00

Net Investment Income (Loss)+ .............................................	(.08)	.60	(.27)	.95

Net Realized and Unrealized Gains (Losses) on Securities ..................................	(6.71)	(5.58)	12.05	5.98

Net Increase (Decrease) in Net Asset Value Resulting from Operations ....................................	(6.79)	(4.98)	11.78	6.93

Distributions to Shareholders (Note 1)
From Net Investment Income .....................................	-	(.01)	-	(.32)
From Realized Gain on Investments ..........................	-	-	-	-

Net Increase (Decrease) in Net Asset Value ..........	(6.79)	(4.99)	11.78	6.61

Net Asset Value - End of Period	$ 13.22	$ 20.01	$ 68.39	$ 56.61

Total Investment Return ....................................................	(33.93) %	(19.92) %	20.81%	13.92%

Ratios to Average Net Assets:
Gross Expenses, including expenses of the corresponding Master Portfolio.....................	1.89%	2.21%**	1.75%	2.59%**
Net Expenses, including expenses of the corresponding Master Portfolio.....................	1.75%	1.75%**	1.75%	1.75%**
Net Investment Income (Loss)...................................	(0.52) %	4.08%**	(0.39) %	2.95%**

Supplementary Data
Portfolio Turnover Rate*** .......................................	1,494%	-	-	-
Net Assets, End of Period (000&acutes omitted) ...	$ 97,786	$ 64,745	$ 128,237	$ 35,941

  * Commencement of Operations: May 19, 2000 -- Titan 500 Fund H Class, Tempest 500 Fund H Class.
** Annualized
*** Portfolio turnover ratio is calculated excluding short-term securities having a maturity of less than one year.
+ Calculated using the average daily shares outstanding for the period.

FINANCIAL HIGHLIGHTS
H Class

	Velocity 100 Fund		Venture 100 Fund

	Year Ended December 31, 2001	Period Ended December 31, 2000*++	Year Ended December 31, 2001	Period Ended December 31, 2000*

Per Share Operating Performance: Net Asset Value - Beginning of Period .................	$ 104.70	$ 250.00	$ 51.44	$ 50.00

Net Investment Income (Loss)+ .....................	(.14)	2.30	(.29)	1.01
Net Realized and Unrealized ............................
Gains (Losses) on Securities ..........................	(72.50)	(147.60)	(2.28)	.90

Net Increase (Decrease) in Net Asset Value Resulting from Operations ..........................	(72.64)	(145.30)	(2.57)	1.91

Distributions to Shareholders (Note 1)
From Net Investment Income ..........................	-	-	-	(.47)
From Realized Gain on Investments ...............	-	-	-	-

Net Increase (Decrease) in Net Asset Value .........	(72.64)	(145.30)	(2.57)	1.44

Net Asset Value - End of Period .............................	$ 32.06	$ 104.70	$ 48.87	$ 51.44

Total Investment Return ..........................................	(69.38) %	(58.12) %	(5.00) %	3.92%

Ratios to Average Net Assets:
Gross Expenses, including expenses of the corresponding Master Portfolio...........	1.75%	2.16%**	1.75%	2.41%**
Net Expenses, including expenses of the corresponding Master Portfolio...........	1.75%	1.75%**	1.75%	1.75%**
Net Investment Income (Loss) ........................	(0.81) %	1.89%**	(0.50) %	4.87%**

Supplementary Data:
Portfolio Turnover Rate*** ............................	733%	757%	-	-
Net Assets, End of Period (000&acutes omitted) .....	$ 197,495	$ 130,126	$ 136,249	$ 28,808

* Commencement of Operations: May 24, 2000 -- Velocity 100 Fund H Class;  May 23, 2000 -- Venture 100 Fund H Class.
** Annualized
*** Portfolio turnover ratio is calculated excluding short-term securities having a maturity of less than one year.
+ Calculated using the average daily shares outstanding for the period.
++ Per share amounts for the periods ended December 31, 2000 have been restated to reflect a 1:10 reverse stock split effective April 20, 2001.

FINANCIAL HIGHLIGHTS

C Class

	Titan 500 Fund		Tempest 500 Fund

	Year Ended December 31, 2001	Period Ended December 31, 2000*	Period Ended December 31, 2001*

Per Share Operating Performance: Net Asset Value - Beginning of Period ..........................	$ 20.00	$ 21.34	$ 61.02

Net Investment Income (Loss)+ ........................................	(.19)	.06	(.88)
Net Realized and Unrealized Gains (Losses) on Securities .................................	(6.73)	(1.40)	7.84

Net Increase (Decrease) in Net Asset Value Resulting from Operations ....................................	(6.92)	(1.34)	6.96

Distributions to Shareholders (Note 1)
From Net Investment Income .....................................	-	-	-
From Realized Gain on Investments ..........................	-	-	-

Net Increase (Decrease) in Net Asset Value ....................	(6.92)	(1.34)	6.96

Net Asset Value - End of Period ........................................	$ 13.08	$ 20.00	$ 67.98

Total Investment Return ....................................................	(34.60) %	(6.28) %	11.41%

Ratios to Average Net Assets:
Gross Expenses, including expenses of the corresponding Master Portfolio ....................	2.64%	2.50%**	2.50%**
Net Expenses, including expenses of the corresponding Master Portfolio.....................	2.50%	2.50%**	2.50%**
Net Investment Income (Loss)...................................	(2.08) %	3.10%**	(1.52) %**

Supplementary Data:
Portfolio Turnover Rate*** .......................................	1,494%	-	-
Net Assets, End of Period (000&acutes omitted) ...	$ 7,965	$ 190	$ 1,231

* Commencement of Operations: November 27, 2000 -- Titan 500 Fund; March 7, 2001 -- Tempest 500 Fund.
** Annualized
*** Portfolio turnover ratio is calculated excluding short-term securities having a maturity of less than one year.
+ Calculated using the average daily shares outstanding for the period.

 FINANCIAL HIGHLIGHTS

C Class

	Velocity 100 Fund		Venture 100 Fund

	Year Ended December 31, 2001	Period Ended December 31, 2000*++	Period Ended December 31, 2001*

Per Share Operating Performance: Net Asset Value - Beginning of Period ...........................	$ 104.50	$ 160.00	$ 57.68

Net Investment Loss+ ................................................	(.45)	(2.00)	(.69)
Net Realized and Unrealized Loss on Securities ..................................................	(72.60)	(53.50)	(8.27)

Net Decrease in Net Asset Value Resulting from Operations ....................................	(73.05)	(55.50)	(8.96)

Distributions to Shareholders (Note 1)
From Net Investment Income ....................................	-		-
From Realized Gain on Investments .........................	-	-	-

Net Decrease in Net Asset Value ......................................	(73.05)	(55.50)	(8.96)

Net Asset Value - End of Period ........................................	$ 31.45	$ 104.50	$ 48.72

Total Investment Return ...................................................	(69.90) %	(34.69) %	(15.53) %

Ratios to Average Net Assets:
Gross Expenses, including expenses of the corresponding Master Portfolio ....................	2.50%	2.50%**	2.50%**
Net Expenses, including expenses of the corresponding Master Portfolio ....................	2.50%	2.50%**	2.50%**
Net Investment Loss ...................................................	(1.58) %	(14.36) %**	(1.42) %**

Supplementary Data:
Portfolio Turnover Rate*** .......................................	733%	757%	-
Net Assets, End of Period (000&acutes omitted) ...	$ 15,205	$ 83	$ 5,794

* Commencement of Operations: November 20, 2000 -- Velocity 100 Fund; March 8, 2001 -- Venture 100 Fund.
** Annualized
*** Portfolio turnover ratio is calculated excluding short-term securities having a maturity of less than one year.
+ Calculated using the average daily shares outstanding for the period.
++ Per share amounts for the periods ended December 31, 2000 have been restated to reflect a 1:10 reverse stock split effective April 20, 2001.

TITAN 500 MASTER PORTFOLIO
Schedule of Investments                                               December 31, 2001

COMMON STOCKS 68.4%	Shares	Market Value (Note 1)
General Electric Co.	72,361	$ 2,899,490
Microsoft Corp.*	39,156	2,594,085
Exxon Mobil Corp.	50,399	1,980,681
Wal-Mart Stores, Inc.	32,153	1,850,405
Citigroup, Inc.	36,299	1,832,374
Pfizer, Inc.	45,797	1,825,010
Intel Corp.	48,665	1,530,514
International Business Machines Corp.	12,445	1,505,347
American International Group	18,798	1,492,561
Johnson & Johnson	21,958	1,297,718
AOL Time Warner, Inc.*	32,381	1,039,430
Merck & Co, Inc.	16,885	992,838
Cisco Systems, Inc.*	52,775	955,755
SBC Communications, Inc.	24,388	955,278
Verizon Communications, Inc.	19,554	928,033
Home Depot, Inc.	16,963	865,283
Coca-Cola Co.	18,247	860,346
Tyco International, Ltd.	13,620	802,218
Procter & Gamble Co.	9,621	761,310
Royal Dutch Petroleum Co.	15,506	760,104
Philip Morris Companies, Inc.	16,212	743,320
Bank of America Corp.	11,694	736,137
Bristol-Myers Squibb Co.	14,031	715,581
ChevronTexaco Corp.	7,601	681,126
Eli Lilly & Co.	8,099	636,095
Abbott Laboratories	11,193	624,010
Pepsico, Inc.	12,717	619,191
American Home Products Corp.	9,552	586,111
Viacom, Inc.*	12,926	570,683
Fannie Mae	7,071	562,145
Oracle Corp.*	40,685	561,860
Wells Fargo & Co.	12,506	543,386
JP Morgan Chase & Co.	14,509	527,402

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
BellSouth Corp.	13,499	$ 514,987
Dell Computer Corp.*	18,859	512,588
Morgan Stanley Dean Witter & Co.	8,378	468,665
AT&T Corp.	25,042	454,262
Medtronic, Inc.	8,569	438,818
Amgen, Inc.*	7,348	414,721
Pharmacia Corp.	9,624	410,464
Schering-Plough Corp.	10,330	369,917
Texas Instruments, Inc.	12,244	342,832
American Express Co.	9,575	341,732
Bank One Corp.	8,378	327,161
Freddie Mac	4,997	326,804
Minnesota Mining & Manufacturing Co.	2,760	326,260
Wachovia Corp./SC	10,321	323,667
Walt Disney Co.	15,506	321,284
E.I. Du Pont de Nemours & Co.	7,448	316,614
Merrill Lynch & Co., Inc.	6,067	316,212
AT&T Wireless Services, Inc.*	21,560	309,817
Anheuser-Busch Companies, Inc.	6,678	301,912
FleetBoston Financial Corp.	8,124	296,526
US Bancorp	13,963	292,246
WorldCom, Inc.-WorldCom Group*	20,596	289,992
Sun Microsystems, Inc.*	23,485	288,866
Hewlett-Packard Co.	13,930	286,122
Target Corp.	6,493	266,538
Qualcomm, Inc.*	5,225	263,863
Automatic Data Processing	4,466	263,047
Lowe´s Cos.	5,643	261,892
Gillette Co.	7,770	259,518
Boeing Co.	6,525	253,040
McDonald´s Corp.	9,521	252,021
Fifth Third Bancorp	4,058	248,877
Comcast Corp.*	6,870	247,320
Unilever NV	4,268	245,879
Walgreen Co.	7,300	245,718
Motorola, Inc.	16,001	240,335

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Kimberly-Clark Corp.	3,993	$ 238,781
Schlumberger, Ltd.	4,292	235,845
Applied Materials, Inc.*	5,835	233,984
Colgate-Palmolive Co.	4,050	233,888
Electronic Data Systems Corp.	3,394	232,659
Baxter International, Inc.	4,205	225,514
Duke Energy Corp.	5,646	221,662
Alcoa, Inc.	6,207	220,659
Bank of New York Co., Inc.	5,372	219,178
Dow Chemical Co.	6,478	218,827
MBNA Corp.	6,191	217,923
Clear Channel Communications*	4,208	214,229
EMC Corp./Massachusetts*	15,914	213,884
United Technologies Corp.	3,296	213,020
Washington Mutual, Inc.	6,450	210,915
Ford Motor Co.	13,220	207,818
Household International, Inc.	3,567	206,672
First Data Corp.	2,634	206,637
Marsh & McLennan Cos.	1,920	206,304
Cardinal Health, Inc.	3,134	202,644
General Motors Corp.	4,124	200,426
Honeywell International, Inc.	5,509	186,314
Emerson Electric Co.	3,204	182,948
Allstate Corp.	5,356	180,497
Kohls Corp.*	2,523	177,720
Nortel Networks Corp.	23,055	172,913
Metlife, Inc.	5,402	171,135
Qwest Communications International	11,904	168,204
Phillips Petroleum Co.	2,716	163,666
UnitedHealth Group, Inc.	2,288	161,922
Charles Schwab Corp.	10,389	160,718
Sprint Corp.-PCS Group*	6,560	160,130
EL Paso Corp.	3,552	158,455
HCA, Inc.	4,004	154,314
Lucent Technologies, Inc.	24,361	153,231
Lockheed Martin Corp.	3,213	149,951

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Safeway, Inc.*	3,543	$ 147,920
Waste Management, Inc.	4,576	146,020
Costco Wholesale Corp.*	3,251	144,279
Computer Associates International, Inc.	4,172	143,892
Alltel Corp.	2,295	141,670
International Paper Co.	3,511	141,669
Tenet Healthcare Corp.	2,407	141,339
Illinois Tool Works	2,070	140,180
Caterpillar, Inc.	2,662	139,090
Cendant Corp.*	6,993	137,133
Sprint Corp.-FON Group	6,656	133,652
General Mills, Inc.	2,558	133,042
Mellon Financial Corp.	3,494	131,444
Micron Technology, Inc.*	4,217	130,727
Hartford Financial Services Group	2,052	128,927
Siebel Systems, Inc.*	4,607	128,904
Suntrust Banks, Inc.	2,047	128,347
Analog Devices, Inc.*	2,886	128,110
Veritas Software Corp.*	2,844	127,497
Sysco Corp.	4,859	127,403
Maxim Integrated Products*	2,417	126,917
Conoco, Inc.	4,483	126,869
National City Corp.	4,321	126,346
State Street Corp.	2,416	126,236
Sara Lee Corp.	5,667	125,977
General Dynamics Corp.	1,573	125,274
The Southern Co.	4,781	121,198
PNC Financial Services Group, Inc.	2,153	120,999
Immunex Corp.*	4,310	119,430
Kroger Co.*	5,717	119,314
Compaq Computer Corp.	12,155	118,633
Best Buy Co., Inc.*	1,589	118,349
Carnival Corp.	4,195	117,796
Lehman Brothers Holdings, Inc.	1,763	117,768
Sears Roebuck and Co.	2,416	115,098
Concord EFS, Inc.*	3,483	114,173

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Harley-Davidson, Inc.	2,078	$ 112,856
Omnicom Group	1,247	111,419
Exelon Corp.	2,304	110,316
FedEx Corp.*	2,075	107,651
BB&T Corp.	2,980	107,608
Gannett Co., Inc.	1,599	107,501
Anadarko Petroleum Corp.	1,869	106,253
HJ Heinz Co.	2,559	105,226
Guidant Corp.*	2,089	104,032
Northern Trust Corp.	1,722	103,699
Southwest Airlines Co.*	5,534	102,268
USA Education, Inc.	1,216	102,168
Agilent Technologies, Inc.*	3,571	101,809
Genzyme Corp.-Genl Division*	1,700	101,762
Union Pacific Corp.	1,775	101,175
American Electric Power	2,314	100,728
Cigna Corp.	1,082	100,247
Sanmina-SCI Corp.*	4,894	97,391
Avon Products	2,056	95,604
Conagra Foods, Inc.	4,019	95,532
Aflac, Inc.	3,882	95,342
Xilinx, Inc.*	2,413	94,228
Williams Cos., Inc.	3,674	93,760
Forest Laboratories, Inc.*	1,134	92,931
Masco Corp.	3,759	92,096
Baker Hughes, Inc.	2,520	91,904
John Hancock Financial Services	2,221	91,727
Nike, Inc.	1,608	90,434
Albertson&acutes, Inc.	2,857	89,967
Linear Technology Corp.	2,301	89,831
Kellogg Co.	2,975	89,548
WM. Wrigley JR Co.	1,730	88,870
Equity Office Properties Trust	2,953	88,826
Campbell Soup Co.	2,962	88,475
Dominion Resources, Inc./Va	1,471	88,407
Paychex, Inc.	2,512	88,020

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Loews Corp.	1,575	$ 87,224
Weyerhaeuser Co.	1,605	86,798
Stryker Corp.	1,472	85,921
Capital One Financial Corp.	1,589	85,727
Deere & Co.	1,950	85,137
TJX Cos., Inc.	2,130	84,902
The Gap, Inc.	6,087	84,853
Northrop Grumman Corp.	833	83,975
McGraw-Hill Cos., Inc.	1,373	83,726
Alcan, Inc.	2,302	82,711
Peoplesoft, Inc.*	2,052	82,490
Air Products & Chemicals, Inc.	1,733	81,295
Clorox Company	2,051	81,117
CVS Corp.	2,740	81,104
Raytheon Company	2,481	80,558
TXU Corp.	1,701	80,202
XL Capital, Ltd.	872	79,666
Allergan, Inc.	1,050	78,803
Transocean Sedco Forex, Inc.	2,297	77,685
Broadcom Corp.*	1,887	77,122
Interpublic Group Cos., Inc.	2,602	76,863
McKesson Corp.	2,042	76,371
Burlington Northern Santa Fe Corp.	2,634	75,148
Marriott International, Inc.	1,847	75,081
King Pharmaceuticals, Inc.*	1,772	74,654
Medimmune, Inc.*	1,600	74,160
Yahoo, Inc.*	4,158	73,763
Tribune Co.	1,960	73,363
XCEL Energy, Inc.	2,644	73,345
Progress Energy, Inc.	1,628	73,309
KeyCorp	2,998	72,971
May Department Stores Co.	1,966	72,703
Bed Bath & Beyond, Inc.*	2,137	72,444
Archer-Daniels-Midland Co.	5,040	72,324
St. Paul Companies	1,620	71,231
Chubb Corp.	1,031	71,139

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Boston Scientific Corp.*	2,852	$ 68,790
Consolidated Edison, Inc.	1,704	68,773
Intuit, Inc.*	1,592	68,106
Entergy Corp.	1,729	67,621
Tricon Global Restaurants, Inc.*	1,374	67,601
SouthTrust Corp.	2,739	67,571
Unocal Corp.	1,863	67,198
FirstEnergy Corp.	1,919	67,127
Public Service Enterprise Group	1,589	67,040
Applied Biosystems Group - Applera Corp.	1,701	66,798
Staples, Inc.*	3,554	66,460
Occidental Petroleum Corp.	2,502	66,378
Pitney Bowes, Inc.	1,761	66,231
Marathon Oil Corp.	2,176	65,280
AES Corp.*	3,990	65,237
Progressive Corp.-Ohio	435	64,946
Hershey Foods Corp.	959	64,924
Comerica, Inc.	1,133	64,921
Danaher Corp.	1,072	64,652
Univision Communications, Inc.*	1,584	64,089
Burlington Resources, Inc.	1,697	63,705
Franklin Resources, Inc.	1,794	63,274
Eastman Kodak Co.	2,142	63,039
Becton Dickinson & Co.	1,889	62,620
Dover Corp.	1,685	62,463
Kla-Tencor Corp.*	1,250	61,950
JDS Uniphase Corp.*	7,131	61,897
Nextel Communications, Inc.*	5,643	61,847
Biogen, Inc.*	1,077	61,766
Solectron Corp.*	5,432	61,273
Lexmark International, Inc.*	1,038	61,242
Barrick Gold Corp.	3,817	60,881
Federated Department Stores*	1,487	60,818
Lincoln National Corp.	1,249	60,664
Jefferson-Pilot Corp.	1,304	60,336
Chiron Corp.*	1,368	59,973

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Rohm & Haas Co.	1,717	$ 59,460
Autozone, Inc.*	823	59,091
Corning, Inc.	6,624	59,086
FPL Group, Inc.	1,045	58,938
Dynegy, Inc.	2,305	58,778
Coca-Cola Enterprises, Inc.	3,103	58,771
Apache Corp.	1,177	58,709
The Bear Stearns Cos., Inc.	992	58,171
Apple Computer, Inc.*	2,651	58,057
MBIA, Inc.	1,078	57,813
Adobe Systems, Inc.	1,848	57,380
Delphi Automotive Systems	4,145	56,621
CSX Corp.	1,607	56,325
AON Corp.	1,568	55,695
Fortune Brands, Inc.	1,401	55,466
Praxair, Inc.	996	55,029
Reliant Energy, Inc.	2,049	54,339
Family Dollar Stores	1,811	54,294
Synovus Financial Corp.	2,144	53,707
Altera Corp.*	2,527	53,623
Mattel, Inc.	3,101	53,337
Golden West Financial Corp.	905	53,259
Johnson Controls, Inc.	659	53,214
Mirant Corp.*	3,309	53,010
PPG Industries, Inc.	1,021	52,806
Network Appliance, Inc.*	2,399	52,466
Starbucks Corp.*	2,721	51,835
New York Times Co.	1,197	51,770
Regions Financial Corp.	1,725	51,647
H&R Block, Inc.	1,147	51,271
Xerox Corp.	4,900	51,058
Amsouth BanCorporation	2,692	50,879
Computer Sciences Corp.*	1,024	50,156
Biomet, Inc.	1,615	49,904
MGIC Investment Corp.	806	49,746
UnumProvident Corp.	1,860	49,309

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
AmerisourceBergen Corp.	771	$ 48,997
Cintas Corp.	1,020	48,960
PG&E Corp.	2,539	48,850
Kerr-McGee Corp.	890	48,772
Fiserv, Inc.*	1,148	48,583
Nabors Industries, Inc.*	1,382	47,444
Nvidia Corp.*	700	46,830
W.W. Grainger, Inc.	975	46,800
Waters Corp.*	1,200	46,500
AMBAC Financial Group, Inc.	798	46,172
Zions Bancorporation	878	46,165
Limited, Inc.	3,109	45,764
Kinder Morgan, Inc.	821	45,721
Molex, Inc.	1,473	45,589
Avery Dennison Corp.	806	45,563
Georgia-Pacific Corp.	1,628	44,949
Norfolk Southern Corp.	2,434	44,615
Tellabs, Inc.*	2,965	44,564
Newell Rubbermaid, Inc.	1,612	44,443
Advanced Micro Devices*	2,794	44,313
Charter One Financial, Inc.	1,622	44,037
Union Planters Corp.	975	44,002
Starwood Hotels & Resorts Worldwide, Inc.	1,470	43,880
Stilwell Financial, Inc.	1,612	43,879
LSI Logic Corp.*	2,777	43,821
Moody´s Corp.	1,097	43,726
St. Jude Medical, Inc.*	559	43,406
JC Penney Co., Inc.	1,595	42,906
Vulcan Materials Co.	895	42,906
Parker Hannifin Corp.	926	42,513
IMS Health, Inc.	2,159	42,122
Willamette Industries	807	42,061
Novellus Systems, Inc.*	1,064	41,975
Halliburton Co.	3,199	41,907
Ecolab, Inc.	1,040	41,860
Sempra Energy	1,687	41,416

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Ingersoll-Rand Co.	986	$ 41,225
Circuit City Stores-Circuit	1,585	41,131
Torchmark Corp.	1,044	41,061
Pepsi Bottling Group, Inc.	1,736	40,796
PPL Corporation	1,170	40,775
Ameren Corporation	963	40,735
Textron, Inc.	978	40,548
Sabre Holdings Corp.*	946	40,063
QLogic Corp.*	879	39,124
Eaton Corp.	525	39,065
NiSource, Inc.	1,686	38,879
DTE Energy Co.	923	38,711
Cincinnati Financial Corp.	1,007	38,417
TRW, Inc.	1,037	38,410
Office Depot, Inc.*	2,068	38,341
RadioShack Corp.	1,252	37,685
Dollar General Corp.	2,529	37,682
Healthsouth Corp.*	2,528	37,465
Allegheny Energy, Inc.	1,034	37,451
Countrywide Credit Ind., Inc.	912	37,365
Tiffany & Co.	1,178	37,072
Edison International	2,420	36,542
NCR Corporation*	985	36,307
Devon Energy Corporation	938	36,254
Noble Drilling Corp.*	1,050	35,742
UST, Inc.	1,018	35,630
Aetna, Inc.-New	1,079	35,596
Sherwin-Williams Co.	1,293	35,558
Zimmer Holdings, Inc.*	1,162	35,487
Amerada Hess Corp.	563	35,188
National Semiconductor Corp.*	1,134	34,916
Convergys Corp.*	920	34,491
CIENA Corporation*	2,410	34,487
Genuine Parts Co.	934	34,278
TMP Worldwide, Inc.*	799	34,277
Cooper Industries, Inc.	976	34,082

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Leggett & Platt, Inc.	1,476	$ 33,948
Cinergy Corp.	1,001	33,463
Brown-Forman Corp.	532	33,303
Darden Restaurants, Inc.	934	33,064
KeySpan Corporation	950	32,918
Calpine Corp.*	1,956	32,841
AMR Corp./Del.*	1,472	32,634
Safeco Corp.	1,047	32,614
Huntington Bancshares, Inc.	1,880	32,317
EOG Resources, Inc.	826	32,305
T Rowe Price Group, Inc.	929	32,264
VF Corporation	822	32,066
CenturyTel, Inc.	969	31,783
Whirlpool Corp.	432	31,679
Equity Residential Properties Trust	1,100	31,581
Dow Jones & Co., Inc.	573	31,360
Teradyne, Inc.*	1,034	31,165
Toys R US, Inc.*	1,476	30,612
Harrah&acutes Entertainment, Inc.*	825	30,533
Mead Corp.	988	30,519
BMC Software, Inc.*	1,862	30,481
Jones Apparel Group, Inc.*	900	29,853
Compuware Corp.*	2,499	29,463
International Flavors & Fragrances	989	29,383
Health Management Associates, Inc.	1,588	29,219
Paccar, Inc.	444	29,135
Scientific-Atlanta, Inc.	1,204	28,824
Jabil Circuit, Inc.*	1,264	28,718
PerkinElmer, Inc.	820	28,716
ITT Industries, Inc.	567	28,634
Knight Ridder, Inc.	438	28,439
Comverse Technology, Inc.*	1,261	28,209
Newmont Mining Corp.	1,456	27,824
Unisys Corporation*	2,195	27,525
Robert Half International, Inc.*	1,027	27,421
Symbol Technologies, Inc.	1,724	27,377

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Delta Air Lines, Inc.	935	$ 27,358
Hilton Hotels Corp.	2,499	27,289
RR Donnelley & Sons Co.	919	27,285
Thermo Electron Corp.*	1,139	27,177
ADC Telecommunications, Inc.*	5,771	26,547
Placer Dome, Inc.	2,428	26,489
Citrix Systems, Inc.*	1,154	26,150
Cummins, Inc.	678	26,130
Stanley Works	559	26,033
Engelhard Corp.	934	25,853
Equifax, Inc.	1,063	25,671
Adolph Coors	474	25,312
Tektronix, Inc.*	981	25,290
Westvaco Corp./NY	888	25,264
CMS Energy Corp.	1,046	25,135
Conexant Systems, Inc.*	1,750	25,130
Ball Corp.	355	25,099
Pall Corporation	1,034	24,878
Avaya, Inc.*	2,031	24,677
Watson Pharmaceuticals, Inc.*	786	24,673
Ashland, Inc.	535	24,653
Teco Energy, Inc.	932	24,456
Constellation Energy Group, Inc.	904	24,001
Wendy&acutes International, Inc.	816	23,803
Nucor Corp.	448	23,726
Millipore Corp.	385	23,370
Pinnacle West Capital Corp.	558	23,352
Applied Micro Circuits Corp.*	2,062	23,342
Sealed Air Corp.*	558	22,778
Deluxe Corp.	543	22,578
Rockwell Collins, Inc.	1,143	22,289
International Game Technology*	323	22,061
Citizens Communications Co.*	2,033	21,672
Goodyear Tire & Rubber Co.	901	21,453
Nordstrom, Inc.	1,057	21,383
Goodrich Corp.	796	21,190

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Supervalu, Inc.	955	$ 21,125
Sunoco, Inc.	561	20,948
Allied Waste Industries, Inc.*	1,475	20,739
Black & Decker Corporation	549	20,714
Rockwell International Corp.	1,143	20,414
American Power Conversion*	1,375	19,883
Inco, Ltd.*	1,144	19,379
KB Home	478	19,168
K Mart Corp.*	3,499	19,105
C.R. Bard, Inc.	296	19,092
Rowan Companies, Inc.*	983	19,041
Manor Care, Inc.*	798	18,921
Gateway, Inc.*	2,320	18,653
Mercury Interactive Corp.*	548	18,621
Sigma-Aldrich	455	17,932
Niagara Mohawk Holdings, Inc.*	1,006	17,836
Phelps Dodge Corp.	547	17,723
Peoples Energy Corp.	463	17,562
Eastman Chemical Company	444	17,325
Fluor Corp. (New)	445	16,643
Dana Corp.	1,180	16,378
Palm, Inc.*	4,178	16,211
Nicor, Inc.	384	15,990
Pactiv Corporation*	899	15,957
Vitesse Semiconductor Corp.*	1,243	15,488
Hasbro, Inc.	932	15,126
Visteon Corp.	948	14,258
Freeport-McMoran Copper & Gold, Inc.*	1,064	14,247
Wellpoint Health Networks*	121	14,139
Maytag Corp.	445	13,808
Winn-Dixie Stores, Inc.	966	13,766
PMC - Sierra, Inc.*	643	13,670
Parametric Technology Corp.*	1,710	13,355
Novell, Inc.*	2,882	13,228
Quintiles Transnational Corp.*	816	13,097
Brunswick Corp.	565	12,294

*Non-Income Producing Securities
See Notes to Financial Statements

Market Value (Note 1)
COMMON STOCKS (continued)	Shares
Conseco, Inc.*	2,729	$ 12,171
Andrew Corp.*	555	12,149
Humana, Inc.*	1,018	12,002
Temple-Inland, Inc.	200	11,346
Liz Claiborne, Inc.	196	9,751
Dillard&acutes, Inc./AR	578	9,248
United States Steel Corp.	473	8,566
Big Lots, Inc.	805	8,372
Hercules, Inc.*	800	8,000
Worthington Industries	560	7,952
Allegheny Technologies, Inc.	453	7,588
Providian Financial Corp.	2,047	7,267
Sapient Corp.*	928	7,164
Meredith Corp.	200	7,130
Great Lakes Chemical Corp.	291	7,065
Cooper Tire & Rubber	437	6,975
Louisiana-Pacific Corp.	803	6,777
Power-One, Inc.*	545	5,673
American Greetings	218	3,004
US Airways Group, Inc.*	429	2,720
Centex Corp.	15	856
Autodesk, Inc.	16	596
Navistar International Corp.	14	553
Crane Co.	20	513
Boise Cascade Corp.	13	442
Snap-On, Inc.	13	438
Bausch & Lomb, Inc.	10	377
Ryder System, Inc.	13	288
Thomas & Betts Corp.	13	275
Roxio, Inc.*	14	232
McDermott International, Inc.*	15	184
Alberto-Culver Co.	4	179
Tupperware Corp.	9	173
Bemis Co.	3	148
Reebok International, Ltd.*	2	53

Total Common Stocks (Cost $66,473,551)		75,594,207

*Non-Income Producing Securities
See Notes to Financial Statements

TITAN 500 MASTER PORTFOLIO
Schedule of Investments  (Continued)                                             December 31, 2001

	Face Amount	Market Value (Note 1)

TOTAL COMMON STOCKS (From previous page)		$ 75,594,207
FEDERAL AGENCY DISCOUNT NOTES 9.1%
Fannie Mae 1.80% 01/02/02 ...............................................................	$ 10,000,000	$ 10,000,000

Total Federal Agency Discount Notes (Cost $10,000,000) ...		10,000,000

	Contracts

OPTIONS PURCHASED 3.7%
Put Options on:
January 2002 S&P 500 Futures Contracts, Expiring January 2002, with strike price of 650 ............................	770	-
January 2002 S&P 500 Futures Contracts, Expiring January 2002, with strike price of 700 ............................	150	-
Call Options on:
March 2002 S&P 500 Futures Contracts, Expiring March 2002, with strike price of 650 ..............................	33	4,100,250

Total Options Purchased (Cost $4,190,218) .....................................		4,100,250

	Face Amount

REPURCHASE AGREEMENTS 18.8%
Repurchase Agreements Collateralized by
U.S. Treasury Obligations in a Pooled Cash Account (Note 5):
1.50% due 01/02/02 ..........................................................................	$ 3,294,961	3,294,961
1.55% due 01/02/02 ..........................................................................	10,113,830	10,113,830
1.66% due 01/02/02 ..........................................................................	7,355,513	7,355,513

Total Repurchase Agreements (Cost $20,764,304) .........................		20,764,304

Total Investments 100% (Cost $101,428,073) ..................................		$ 110,458,761

		Unrealized Gain (Note 1)

	Contracts

FUTURES CONTRACTS PURCHASED
March 2002 S&P 500 Futures Contracts (Aggregate Market Value of Contracts $116,758,125) .................	407	$ 1,330,221

EQUITY INDEX SWAP AGREEMENTS	Units

January 2002 S&P 500 Equity Index Swap, Maturing 01/25/02** (Notional Market Value $3,208,058) .......................................................	2,811	9,187
February 2002 S&P 500 Equity Index Swap, Maturing 02/28/02** (Notional Market Value $5,504,414) .......................................................	4,398	119,457

(Total Notional Market Value $8,712,472) ............................................		$ 128,644

** Price Return based on S&P 500 Equity Index +/- financing at a variable rate.
See Notes to Financial Statements.

TEMPEST 500 MASTER PORTFOLIO
Schedule Of Investments                                                         December 31, 2001
		Market Value (Note 1)

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES 57.7%
Fannie Mae 1.80% 01/02/02 .....................................................................	$ 35,000,000	$ 35,000,000
Federal Home Loan Banks 1.76% 01/02/02 ...........................................	25,000,000	25,000,000

Total Federal Agency Bank Notes (Cost $60,000,000) ..............		60,000,000

OPTIONS PURCHASED 2.1%	Contracts

Call Options on:
Janurary 2002 S&P 500 Futures Contracts, Expiring January 2002, with strike price of 1400 .....................	85	-
January 2002 S&P 500 Futures Contracts, Expiring January 2002, with strike price of 1500 .....................	350	-

Put Options on:
March 2002 S&P 500 Futures Contracts Expiring March 2002, with strike price of 1500 .......................	25	2,200,000

Total Options Purchased (Cost $2,169,885) .................................		2,200,000

	Face Amount

REPURCHASE AGREEMENTS 40.2%
Repurchase Agreements Collateralized by
U.S. Treasury Obligations in a Pooled Cash Account (Note 5):
1.50% due 01/02/02 ..........................................................................	$ 6,630,631	6,630,631
1.55% due 01/02/02 ..........................................................................	20,352,616	20,352,616
1.66% due 01/02/02 ..........................................................................	14,801,903	14,801,903

Total Repurchase Agreements (Cost $41,785,150) ..............................		41,785,150

Total Investments 100% (Cost $103,955,035) .......................................		$ 103,985,150

	Contracts	Unrealized Loss (Note 1)

FUTURES CONTRACTS SOLD SHORT
March 2002 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $126,798,750) .........................	442	$ (2,036,452)

EQUITY INDEX SWAP AGREEMENTS	Units

January 2002 S&P 500 Equity Index Swap, Maturing 01/26/02*
(Notional Market Value $38,533,753) .....................................................	33,771	(114,035)

March 2002 S&P 500 Equity Index Swap, Maturing 03/04/02*	75,237	(1,515,372)
(Notional Market Value $84,056,957) .....................................................

(Total Notional Market Value $122,590,710) .........................................		$ (1,629,407)

* Price Return based on S&P 500 Equity Index +/- financing at a variable rate.
See Notes to Financial Statements.

VELOCITY 100 MASTER PORTFOLIO
Schedule of Investments    (Continued)                          December 31, 2001

COMMON STOCKS 95.4%	Shares	Market Value (Note 1)
Microsoft Corp.*	247,870	$ 16,421,387
Intel Corp.	315,364	9,918,198
Cisco Systems, Inc.*	349,846	6,335,711
Qualcomm, Inc.*	122,208	6,171,504
Oracle Corp.*	313,046	4,323,165
Amgen, Inc.*	65,097	3,674,075
Dell Computer Corp.*	128,280	3,486,650
Maxim Integrated Products*	61,702	3,239,972
Immunex Corp.*	98,941	2,741,655
Veritas Software Corp.*	54,423	2,439,783
Concord EFS, Inc.*	73,705	2,416,050
Sun Microsystems, Inc.*	189,794	2,334,466
Xilinx, Inc.*	58,772	2,295,047
Applied Materials, Inc.*	56,143	2,251,334
Peoplesoft, Inc.*	55,815	2,243,763
Linear Technology Corp.	57,008	2,225,592
Siebel Systems, Inc.*	77,620	2,171,808
Comcast Corp.*	60,078	2,162,808
Genzyme Corp.-Genl Division*	34,735	2,079,237
WorldCom, Inc.-WorldCom Group*	139,741	1,967,553
eBay, Inc.*	26,949	1,802,888
Bed Bath & Beyond, Inc.*	51,853	1,757,817
Flextronics International, Ltd.*	69,839	1,675,438
Paychex, Inc.	47,530	1,656,421
Gemstar-TV Guide International, Inc.*	57,716	1,598,733
Chiron Corp.*	35,568	1,559,301
Altera Corp.*	72,800	1,544,816
Intuit, Inc.*	35,120	1,501,731
Biomet, Inc.	48,450	1,497,105
Idec Pharmaceuticals Corp.*	21,718	1,497,022
Kla-Tencor Corp.*	30,019	1,487,742
Sanmina-SCI Corp.*	72,232	1,437,417
Apple Computer, Inc.*	65,257	1,429,128

*Non-Income Producing Securities
See Notes to Financial Statements.

Common Stocks (continued)	Shares	Market Value (Note 1)
Medimmune, Inc.*	30,541	$ 1,415,575
Costco Wholesale Corp.*	31,701	1,406,890
Biogen, Inc.*	24,488	1,404,387
Nextel Communications, Inc.*	125,471	1,375,162
Nvidia Corp.*	20,322	1,359,542
JDS Uniphase Corp.*	156,615	1,359,418
Starbucks Corp.*	70,830	1,349,312
Fiserv, Inc.*	31,223	1,321,357
Cintas Corp.	27,081	1,299,888
USA Networks, Inc.*	47,261	1,290,698
Check Point Software Technologies*	30,610	1,221,033
Electronic Arts, Inc.*	18,085	1,084,196
Brocade Communications System*	30,819	1,020,725
Network Appliance, Inc.*	45,602	997,316
Adobe Systems, Inc.	31,312	972,238
VeriSign, Inc.*	25,480	969,259
Broadcom Corp.*	22,166	905,924
Echostar Communications Corp.*	32,875	903,076
Gilead Sciences, Inc.*	13,315	875,062
Adelphia Communications*	26,317	820,564
Millennium Pharmaceuticals*	31,864	780,987
Novellus Systems, Inc.*	19,488	768,802
Staples, Inc.*	41,059	767,803
Paccar, Inc.	11,558	758,436
BEA Systems, Inc.*	48,692	749,857
Charter Communications, Inc.*	45,300	744,279
CIENA Corp.*	51,913	742,875
CDW Computer Centers, Inc.*	13,500	725,085
Sepracor, Inc.*	12,600	718,956
Symantec Corp.*	10,600	703,098
Telefonaktiebolaget LM Ericsson	128,504	670,791
Citrix Systems, Inc.*	29,284	663,575
TMP Worldwide, Inc.*	15,333	657,786
Apollo Group, Inc.*	14,543	654,580
Yahoo, Inc.*	36,700	651,058

*Non-Income Producing Securities
See Notes to Financial Statements.

Common Stocks (continued)	Shares	Market Value (Note 1)
Andrx Group*	9,003	$ 633,901
ImClone Systems*	13,200	613,272
ADC Telecommunications, Inc.*	130,794	601,652
PanAmSat Corp.*	26,996	590,672
Comverse Technology, Inc.*	25,799	577,124
Microchip Technology, Inc.*	14,652	567,618
Human Genome Sciences, Inc.*	16,767	565,383
QLogic Corp.*	12,576	559,758
Rational Software Corp.*	27,497	536,192
Juniper Networks, Inc.*	28,270	535,717
Applied Micro Circuits Corp.*	46,780	529,550
Cephalon, Inc.*	7,000	529,095
Conexant Systems, Inc.*	36,611	525,734
PMC - Sierra, Inc.*	24,202	514,535
Smurfit-Stone Container Corp.*	31,902	509,475
RF Micro Devices, Inc.*	24,841	477,692
Invitrogen Corp.*	7,600	470,668
i2 Technologies, Inc.*	59,115	467,009
Tellabs, Inc.*	31,164	466,213
Cytyc Corp.*	17,500	456,750
Synopsys, Inc.*	7,700	454,839
Express Scripts, Inc.*	9,700	453,572
Icos Corp.*	7,800	448,032
Protein Design Labs, Inc.*	12,800	419,840
Molex, Inc.	12,969	401,391
Mercury Interactive Corp.*	11,708	397,838
Integrated Device Technology, Inc.*	14,500	385,555
Abgenix, Inc.*	10,904	366,811
Compuware Corp.*	30,522	359,854
Amazon.Com, Inc.*	31,760	343,643
Atmel Corp.*	46,620	343,589
Vitesse Semiconductor Corp.*	26,848	333,721

Total Common Stocks (Cost $127,738,961)		150,891,602

*Non-Income Producing Securities
See Notes to Financial Statements.

VELOCITY 100 MASTER PORTFOLIO
Schedule of Investments    (Continued)                                                                    December 31, 2001

	Face Amount	Market Value (Note 1)

REPURCHASE AGREEMENTS 4.6%
Repurchase Agreements Collateralized by U.S. Treasury Obligations in a Pooled Cash Account (Note 5):
1.50% due 01/02/02 .....................................................................	$ 1,150,429	$1,150,429
1.55% due 01/02/02 .....................................................................	3,531,222	3,531,222
1.66% due 01/02/02 .....................................................................	2,568,162	2,568,162

Total Repurchase Agreements (Cost $7,249,813) .......................		7,249,813

Total Investments 100% (Cost $134,988,774) ..............................		$ 158,141,415

	Contracts	Unrealized Gain (Loss) (Note 1)

FUTURES CONTRACTS PURCHASED
March 2002 Nasdaq 100 Futures Contracts (Aggregate Market Value of Contracts $5,526,500) .........................	35	$ (103,572)

EQUITY INDEX SWAP AGREEMENTS	Units

January 2002 Nasdaq 100 Equity Index Swap, Maturing 01/24/02** (Notional Market Value $98,974,649)...................................................	62,464	(526,932)
January 2002 Nasdaq 100 Equity Index Swap, Maturing 01/23/02** (Notional Market Value $176,713,144) ................................................	111,362	2,308,626

(Total Notional Market Value $275,687,793) .....................................		$ 1,781,694

** Price Return based on Nasdaq 100 Equity Index +/- financing at a variable rate.
See Notes to Financial Statements.

Venture 100 Master Portfolio
SCHEDULE OF INVESTMENTS                                                                                December 31, 2001

	Face Amount	Market Value (Note 1)

FEDERAL AGENCY DISCOUNT NOTES 57.6%
Federal Home Loan Banks 1.76% 01/02/02 ........................................	$ 25,000,000	$ 25,000,000
Fannie Mae 1.80% 01/02/02 .................................................................	25,000,000	25,000,000

Total Federal Agency Discount Notes (Cost $50,000,000) ...		50,000,000

	Contracts

OPTIONS PURCHASED 0.0%
Call Options on:
January 2002 Nasdaq 100 Futures Contracts, Expiring January 2002, with strike price of 2300 ......................	300	-
January 2002 Nasdaq 100 Futures Contracts, Expiring January 2002, with strike price of 2500 ......................	140	-

Total Options Purchased (Cost $12,440) .....................................		-

	Face Amount

REPURCHASE AGREEMENTS 42.4%
Repurchase Agreements Collateralized by U.S. Treasury Obligations in a Pooled Cash Account (Note 5):
1.50% due 01/02/02 ......................................................................	$ 5,831,901	5,831,901
1.55% due 01/02/02 ......................................................................	17,900,927	17,900,927
1.66% due 01/02/02 ......................................................................	13,018,857	13,018,857

Total Repurchase Agreements (Cost $36,751,685) ......................		36,751,685

Total Investments 100% (Cost $86,764,125) ................................		$ 86,751,685

	Contracts	Unrealized Gain (Loss) (Note 1)

Futures Contracts Sold Short
March 2002 Nasdaq 100 Futures Contracts (Aggregate Market Value of Contracts $44,054,100) ........................	279	$ 637,056

Equity Index Swap Agreements	Units

January 2002 Nasdaq 100 Equity Index Swap, Maturing 01/23/02* (Notional Market Value $94,582,352) ...................................................	59,932	96,672
January 2002 Nasdaq 100 Equity Index Swap, Maturing 01/23/02* (Notional Market Value $134,676,534) .................................................	88,705	(1,469,925)

(Total Notional Market Value $229,258,886) ......................................		$ (1,373,253)

* Price Return based on Nasdaq 100 Equity Index +/- financing at a variable rate.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES                                                                                  December 31, 2001
	Titan 500 Master Portfolio*	Tempest 500 Master Portfolio*	Velocity 100 Master Portfolio*	Venture 100 Master Portfolio*

ASSETS
Securities at Value**(Notes 1&2) -- See Accompanying Schedules .............................................	$ 110,458,761	$ 103,985,150	$ 158,141,415	$ 86,751,685
Unrealized Gain on Equity Index Swaps ...........................	128,644	-	1,781,694	-
Segregated Cash with Broker .............................................	10,010,074	26,762,732	48,485,592	49,737,736
Receivable for Shares Purchased .......................................	-	2,982,338	-	11,195,021
Receivable for Securities Sold (Note 1) .............................	30,023,382	-	24,977,237	-
Receivable for Futures Contracts Variation Margin (Note 1) ..............................................	-	1,249,734	-	1,063,418
Investment Income Receivable ..........................................	107,393	4,837	4,968	3,228
Receivable from "Feeder" Fund .........................................	-	-	42,834	1,245
Other Assets .........................................................................	30	-	-	-

Total Assets ....................................................................	150,728,284	134,984,791	233,433,740	148,752,333

LIABILITIES
Payable for Securities Purchased (Note 1) .......................	1,322,158	620	-	5,200
Payable for Equity Index Swaps Settlement ....................	572,984	916,607	3,862,457	3,439,131
Payable for Futures Contracts Variation Margin (Note 1) ..............................................	1,735,100	-	223,476	-
Liability for Shares Redeemed ............................................	41,287,927	2,724,673	16,077,825	1,662,267
Unrealized Loss on Equity Index Swaps ..........................	-	1,629,407	-	1,373,253
Investment Advisory Fee Payable (Note 4) .....................	102,587	93,132	182,608	91,003
Payable to "Feeder Fund"....................................................	243,948	385	-	-
Other Liabilities .....................................................................	9,378	8,617	15,828	7,896

Total Liabilities ................................................................	45,274,082	5,373,441	20,362,194	6,578,750

NET ASSETS (Note 9) .............................................................	$ 105,454,202	$ 129,611,350	$ 213,071,546	$ 142,173,583

Shares Outstanding .............................................................	3,204,321	2,144,777	13,797,582	2,978,684
Net Asset Value Per Share .................................................	$ 32.91	$ 60.43	$ 15.44	$ 47.73

* Commencement of Operations: January 1, 2001 -- Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Fund Master Portfolio.
**The cost of "Securities at Value" is $101,428,073, $103,955,035, $134,988,774, and $86,764,125, respectively.
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                                                                Year Ended December 31, 2001

	Titan 500 Master Portfolio*	Tempest 500 Master Portfolio*	Velocity 100 Master Portfolio*	Venture 100 Master Portfolio*

INVESTMENT INCOME
Interest (Note 1) .................................................................	$ 1,876,307	$ 2,179,991	$ 2,715,388	$ 2,580,553
Dividends (Note 1) ............................................................	717,345	-	58,716	-
Other Income ......................................................................	209	-	-	-

Total Income ..................................................................	2,593,861	2,179,991	2,774,104	2,580,553

EXPENSES
Investment Advisory Fees (Note 4) ................................	890,162	685,484	1,480,345	657,577
Custodian Fees (Note 1) ...................................................	259,865	14,464	94,536	17,259
Audit and Outside Services (Note 1) ..............................	-	-	-	-
Miscellaneous (Note 1) .....................................................	993	-	-	413

Total Expenses ..............................................................	1,151,020	699,948	1,574,881	675,249

Net Investment Income .......................	1,442,841	1,480,043	1,199,223	1,905,304

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities ........................................................	(17,557,121)	106,282	(84,359,901)	(98,790)
Equity Index Swaps ..........................................................	(9,830,456)	(430,308)	(140,553,776)	(17,082,802)
Futures Contracts ..............................................................	(26,288,695)	3,181,669	(26,849,047)	(751,668)

Total Net Realized Gain (Loss) ...................................	(53,676,272)	2,857,643	(251,762,724)	(17,933,260)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities .......................................................	10,020,522	(324,673)	30,904,509	(5,640)
Equity Index Swaps ..........................................................	128,644	(1,629,407)	29,770,348	(3,878,059)
Futures Contracts .............................................................	5,072,550	(2,232,192)	3,492,659	523,728

Net Change in Unrealized Appreciation (Depreciation) .........................................................	15,221,716	(4,186,272)	64,167,516	(3,359,971)

Net Loss on Investments ............................................	(38,454,556)	(1,328,629)	(187,595,208)	(21,293,231)

Net Increase (Decrease) in Net Assets from Operations ................................................................	$ (37,011,715)	$ 151,414	$ (186,395,985)	$ (19,387,927)

* Commencement of Operations: January 1, 2001 -- Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Fund Master Portfolio.
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS                                                     Year Ended December 31, 2001

	Titan 500 Master Portfolio*	Tempest 500 Master Portfolio*	Velocity 100 Master Portfolio*	Venture 100 Master Portfolio*

From Operations
Net Investment Income ....................................................	$ 1,442,841	$ 1,480,043	$ 1,199,223	$ 1,905,304
Net Realized Gain (Loss) on Investments .....................	(53,676,272)	2,857,643	(251,762,724)	(17,933,260)
Net Change in Unrealized Appreciation (Depreciation) on Investments ..................................	15,221,716	(4,186,272)	64,167,516	(3,359,971)

Net Increase (Decrease) in Net Assets from Operations ............................................................	(37,011,715)	151,414	(186,395,985)	(19,387,927)

Distributions to Shareholders From: (Note 1)
Net Investment Income ....................................................	(50,899)	(336,314)	-	(231,675)
Return of Capital ...............................................................	(935,612)	-	-	-

Total Distributions to Shareholders ..............................	(986,511)	(336,314)	-	(231,675)

Share Transactions
Net Proceeds from Shares Purchased ............................	2,908,702,831	1,618,334,363	1,817,111,059	1,421,473,399
Net Value of Shares Purchased through Dividend Reinvestment ...............................	986,511	336,314	-	231,675
Net Cost of Shares Redeemed .........................................	(2,766,236,914)	(1,488,874,427)	(1,417,643,528)	(1,259,911,889)

Net Increase in Net Assets from Share Transactions (Note 8) ................................	143,452,428	129,796,250	399,467,531	161,793,185

Net Increase in Net Assets .........................................	105,454,202	129,611,350	213,071,546	142,173,583

NET ASSETS-Beginning of Period ...................................	-	-	-	-

NET ASSETS-End of Period ...............................................	$ 105,454,202	$ 129,611,350	$ 213,071,546	$ 142,173,583

Transactions in Shares
Shares Purchased ..............................................................	76,498,420	27,715,812	82,647,830	27,376,975
Shares Purchased through Reinvestment .....................	22,802	5,878	-	3,103

Total Purchased .................................................................	76,521,222	27,721,690	82,647,830	27,380,078
Shares Redeemed ..............................................................	(73,316,901)	(25,576,913)	(68,850,248)	(24,401,394)

Net Shares Purchased .......................................................	3,204,321	2,144,777	13,797,582	2,978,684

* Commencement of Operations: January 1, 2001 -- Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Fund Master Portfolio.
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

	Titan 500 Master Portfolio*	Tempest 500 Master Portfolio*	Velocity 500 Master Portfolio*	Venture 500 Master Portfolio*

Net Asset Value, Beginning of Period .................	$ 50.00	$ 50.00	$ 50.00	$ 50.00
Net Investment Income .....................................	0.76	0.81	0.09	0.45
Net Realized and Unrealized Gain (Loss) on Securities .............................	(17.21)	10.00	(34.65)	(2.51)

Net Increase (Decrease) in Net Asset Value Resulting from Operations ...............	(16.45)	(10.81)	(34.56)	(2.06)

Distributions to Feeder Funds:
From Net Investment Income ...........................	(0.03)	(0.38)	-	(0.21)
Return of Capital ................................................	(0.61)	-	-	-

Total Increase (Decrease) in Net Asset Value ...	(17.09)	10.43%	(34.56)	(2.27)

Net Asset Value, End of Period ............................	$ 32.91	$ 60.43%	$ 15.44%	$ 47.73%

Total Investment Return ........................................	(33.19%)	21.69%	(69.12%)	(4.31%)

Ratios to Average Net Assets:
Gross Expenses ..................................................	1.19%	0.91%	0.97%	0.89%
Net Expenses ......................................................	1.19%	0.91%	0.97%	0.89%
Net Investment Income .....................................	1.50%	1.93%	0.74%	2.52%

Supplementary Data:
Portfolio Turnover Rate** ...............................	1,494%	-	733%	-
Net Assets, End of Period (000´s omitted) .....	$ 105,454	$ 129,611	$ 213,072	$ 142,174

* Since the commencement of operations: January 1, 2001-Titan Master Portfolio, Tempest Master Portfolio , Velocity Master Portfolio, Venture Master Portfolio.
** Annualized
** Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
The Tempest Master Portfolio and the Venture Master Portfolio typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Dynamic Funds (the "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares. The Trust consists of four separate Master Portfolios (the "Master Portfolios") and four separate Feeder Funds (the "Feeder Funds") (See Note 3). The Feeder Funds offer two classes of shares, H Class Shares and C Class Shares.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. The Trust calculates a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). The NAV is calculated using the current market value of each Feeder Fund´s and Master Portfolio´s total assets as of the respective time of calculation.

B. Securities listed on an exchange are valued at the last quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily net asset value.

C. Securities transactions are recorded on trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income is accrued on a daily basis.

D. When a Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Master Portfolio maintains a segregated account of securities as collateral for the short sales. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. When a Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio´s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When an option expires, or if a Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Master Portfolios may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Master Portfolios may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and realized capital gains to its shareholders. Therefore, no Federal income tax provision is required.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to H Class Shares and service and distribution fees relating to C Class Shares, are charged directly to specific classes.

J. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts, swaps, and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by these differences.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Master Portfolios may utilize a variety of derivative instruments, including options, futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty,s inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms. The Master Portfolios use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Master Portfolio.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Master Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Master Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, index, or futures contract; and 3) the possible absence of a liquid secondary market for any particular instrument at any time.

  MASTER-FEEDER ARRANGEMENT

Effective after the close of business on December 31, 2000, the Titan 500 Fund, the Tempest 500 Fund, the Velocity 100 Fund, and the Venture 100 Fund, were reorganized into a ´master–feeder arrangement.´ Under a master–feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund&acutes investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds´financial statements. The percentage of Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, and Venture 100 Master Portfolio owned by the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund, respectively, at December 31, 2001, was 100 percent.

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees that are calculated at an annualized rate of nine-tenths of one percent (0.90%) of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of one-quarter of one percent (0.25%) of the average daily net assets of each of the Feeder Funds. The Servicer also provides accounting services to the Trust calculated at an annualized rate of one-tenth of one percent (0.10%) on the first $250 million of the average daily net assets of the Feeder Funds, three-fortieths of one percent (0.075%) on the next $250 million of the average daily net assets of the Feeder Funds, one-twentieth of one percent (0.05%) on the next $250 million of the average daily net assets of the Feeder Funds, and one-thirty third of one percent (0.03%) on the average daily net assets over $750 million of each of the Feeder Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

The Trust has adopted a Distribution Plan (the "Plan") applicable to its H Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan (the "C Class Plan") applicable to its C Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Funds´ average daily net assets. The annual .25% service fee compensates your financial advisor for providing on–going services to you. Rydex Distributors, Inc. (the "Distributor") retains the service and distribution fees on accounts with no authorized dealer of record. The annual .75% distribution fee reimburses the Distributor for paying your financial advisor an on–going sales commission. The Distributor advances the first year&acutes service and distribution fees.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

The Advisor has voluntarily agreed to maintain the actual Total Operating Expenses of the Dynamic Feeder Funds at an "expense cap" of 1.75% for H Class Shares and 2.50% for C Class Shares, respectively. This means that the Advisor will reimburse certain expenses of the Feeder Funds so that expenses do not exceed 1.75% for H Class Shares or 2.50% for C Class Shares, respectively. Because the Advisor&acutes agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Feeder Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of any Feeder Fund and the "expense cap" (before sales charge specifically pertaining to C Class shares is calculated) to recapture any of its prior reimbursements.

	Total Expenses Reimbursed by Advisor	Total Expenses Recaptured by Advisor	Remaining Expenses Subject to Recapture

Titan 500 Fund .....................	$ 228,326	$ -	$ 228,326
Tempest 500 Fund ...............	109,653	32,808	76,845
Velocity 100 Fund ................	206,235	54,281	151,954
Venture 100 Fund ................	122,072	29,036	93,036

Total ......................................	$ 666,286	$ 116,125	$ 550,161

5. REPURCHASE AGREEMENTS

The Master Portfolio transfers uninvested cash balances into a single joint account, along with uninvested cash of the Rydex Series Funds, a separate Trust, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Master Portfolio´s custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed and outstanding on December 31, 2001 are as follows:

Counterparty	Terms of Agreement	Face Value	Market Value

PaineWebber, Inc.	1.66% due 01/02/02	$200,000,000	$200,000,000
Salomon Smith Barney, Inc.	1.55% due 01/02/02	175,000,000	175,000,000
Fuji Securities	1.55% due 01/02/02	100,000,000	100,000,000
Lehman Brothers, Inc.	1.50% due 01/02/02	89,591,603	89,591,603

			$564,591,603

As of December 31, 2001, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Range of Rates	Par Value	Market Value
U.S. Treasury Bonds	6.375% – 13.250%	$319,110,000	$404,500,674
U.S. Treasury Notes	5.625% – 6.125%	30,024,000	31,417,792
U.S. Treasury Bills		141,850,000	140,945,937

			$576,864,403

6. SECURITIES TRANSACTIONS

During the period ended December 31, 2001, purchases and sales of investment securities, excluding short–term and temporary cash investments, were:

	Titan 500 Master Portfolio	Tempest 500 Master Portfolio	Velocity 100 Master Portfolio	Venture100 Master Portfolio

Purchases ..............................................................................	$ 938,365,795	$ -	$ 875,037,410	$ -
Sales .......................................................................................	$ 859,248,399	$ -	$ 756,426,880	$ -

7. FEDERAL INCOME TAX INFORMATION

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for derivatives, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during 2001 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions

Titan 500 Fund ...........................	$ -	$ -	$ -	$ -
Titan 500 Master Portfolio ........	50,899	-	935,612	986,511
Tempest 500 Fund .....................	-	-	-	-
Tempest 500 Master Portfolio...	336,314	-	-	336,314
Velocity 100 Fund ......................	-	-	-	-
Velocity 100 Master Portfolio ..	-	-	-	-
Venture 100 Fund .......................	-	-	-	-
Venture 100 Master Portfolio ...	231,675	-	-	231,675

The tax character of distributable earnings/(accumulated losses) at December 31, 2001 was as follows:

Fund	Undistributed Ordinary Income	Undistributed Realized Gain	Net Unrealized Appreciation/ Depreciation	Capital Loss Carryforward

Titan 500 Fund .............................	$ -	$ -	$ -	$ (51,839,382)	¹
Titan 500 Master Portfolio .........	-	-	9,030,688	(68,952,057)	²
Tempest 500 Fund .......................	-	-	-	(2,286,481)	¹
Tempest 500 Master Portfolio ...	-	-	30,115	-
Velocity 100 Fund .......................	-	-	-	(199,768,200)	¹
Velocity 100 Master Portfolio ....	-	-	23,152,641	(136,447,019)	²
Venture 100 Fund ........................	-	-	-	(11,973,602)	¹
Venture 100 Master Portfolio ....	-	-	(12,440)	-

¹  Expires in 2009
²  Titan 500 Master Portfolio: $9,115,430 expires in 2008 and $59,836,627 expires in 2009
   Velocity 100 Master Portfolio: $15,430,225 expires in 2008 and $121,016,794 expires in 2009

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At December 31, 2001, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized (Loss)	Net Unrealized Gain (Loss)

Titan 500 Fund .............................	$ 91,613,048	$ -	$ -	$ -
Titan 500 Master Portfolio .........	104,454,505	9,122,606	(91,918)	9,030,688
Tempest 500 Fund .......................	120,398,781	-	-	-
Tempest 500 Master Portfolio ...	101,948,698	43,600	(13,485)	30,115
Velocity 100 Fund .......................	189,864,944	-	-	-
Velocity 100 Master Portfolio ....	153,703,446	23,694,033	(541,392)	23,152,641
Venture 100 Fund ........................	133,168,453	-	-	-
Venture 100 Master Portfolio .....	87,388,741	-	(12,440)	(12,440)

POST-OCTOBER LOSSES DEFERRED

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $7,110,988, $6,909,924, $9,834,387, $16,651,130, $5,459,430, of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002 for Tempest 500 Fund, Tempest 500 Master Portfolio, Velocity 100 Fund, Venture 100 Fund, Venture 100 Master Portfolio, respectively.

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares.

Transactions in shares for the year ended December 31, 2001 were:

H Class	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

Shares Purchased ...............................................................	326,292,314	50,323,828	258,031,017	68,326,800
Purchased through Dividend Reinvestment ................................................	-	-	-	-

Total Purchased ..................................................................	326,292,314	50,323,828	258,031,017	68,326,800
Shares Redeemed ...............................................................	(322,130,634)	(49,083,515)	(264,299,220)	(66,098,941)

Net Shares Purchased (Redeemed) ........................................................	4,161,680	1,240,313	(6,268,203)	2,227,859

C Class	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

Shares Purchased ...............................................................	14,237,151	1,966,480	6,434,621	1,384,081
Purchased through Dividend Reinvestment ................................................	-	-	-	-

Total Purchased ..................................................................	14,237,151	1,966,480	6,434,621	1,384,081
Shares Redeemed ................................................................	(13,637,770)	(1,948,368)	(5,959,161)	(1,265,162)

Net Shares Purchased .......................................................	599,381	18,112	475,460	118,919

Transactions in shares for the period ended December 31, 2000 were:

H Class	Titan 500 Fund*	Tempest 500 Fund*	Velocity 100 Fund*	Venture 100 Fund*

Shares Purchased ..............................................................	88,059,673	26,545,748	106,310,332	31,925,211
Purchased through Dividend Reinvestment ...............................................	1,715	2,406	-	8,253

Total Purchased ................................................................	88,061,388	26,548,154	106,310,332	31,933,464
Shares Redeemed ..............................................................	(84,826,383)	(25,913,312)	(93,882,641)	(31,373,447)

Net Shares Purchased ......................................................	3,235,005	634,842	12,427,691	560,017

C Class	Titan 500 Fund*	Velocity 100 Fund*

Shares Purchased ..............................................................	9,483	89,377
Purchased through Dividend Reinvestment ...............................................	-	-

Total Purchased ................................................................	9,483	89,377
Shares Redeemed ..............................................................	(1)	(81,452)

Net Shares Purchased ......................................................	9,482	7,925

Transactions in dollars for the year ended December 31, 2001 were:

H Class	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

Shares Purchased ..............................................................	$ 5,014,370,729	$ 3,360,133,413	$ 4,207,770,254	$ 3,681,941,131
Purchased through Dividend Reinvestment ...............................................	-	-	-	-

Total Purchased ................................................................	5,014,370,729	3,360,133,413	4,207,770,254	3,681,941,131
Shares Redeemed ..............................................................	(4,946,677,419)	(3,267,651,107)	(3,963,161,971)	(3,555,124,756)

Net Increase .......................................................................	$ 67,693,310	$ 92,482,306	$ 244,608,283	$ 126,816,375

C Class	Titan 500 Fund	Tempest 500 Fund	Velocity 100 Fund	Venture 100 Fund

Shares Purchased ..............................................................	$ 196,313,771	$ 136,981,135	$ 152,738,633	$ 79,540,415
Purchased through Dividend Reinvestment ............................................	-	-	-	-

Total Purchased ................................................................	196,313,771	136,981,135	152,738,633	79,540,415
Shares Redeemed ..............................................................	(185,552,725)	(135,427,575)	(127,084,372)	(73,113,260)

Net Increase .......................................................................	$ 10,761,046	$ 1,553,560	$ 25,654,261	$ 6,427,155

* Commencement of Operations: May 19, 2000 -- Titan 500 Fund H Class,  Tempest 500 Fund H CIass; May 24, 2000 -- Velocity 100 Fund H Class; May 23, 2000 -- Venture 100 Fund H Class; November 20, 2000 -- Velocity 100 Fund C Class; November 27, 2000 -- Titan 500 Fund C Class.

Transactions in dollars for the period ended December 31, 2001 were:

H Class	Titan 500 Fund*	Tempest 500 Fund*	Velocity 100 Fund*	Venture 100 Fund*

Shares Purchased .............................................................	$ 2,086,969,165	$ 1,293,010,760	$ 2,363,066,388	$ 1,014,670,121
Purchased through Dividend Reinvestment ..............................................	37,728	127,038	-	386,586

Total Purchased ................................................................	2,087,006,893	1,293,137,798	2,363,066,388	1,015,056,707
Shares Redeemed .............................................................	(1,990,677,432)	(1,260,308,278)	(2,082,562,302)	(1,001,955,471)

Net Increase ......................................................................	$ 96,329,461	$ 32,829,520	$ 280,504,086	$ 13,101,236

C Class	Titan 500 Fund*	Velocity 100 Fund*

Shares Purchased .............................................................	$ 208,147	$ 926,357
Purchased through Dividend Reinvestment ..............................................	-	-

Total Purchased ................................................................	208,147	926,357
Shares Redeemed ..............................................................	(15)	(831,359)

Net Increase ......................................................................	$ 208,132	$ 94,998

* Commencement of Operations: May 19, 2000 -- Titan 500 Fund H Class,  Tempest 500 Fund H CIass; May 24, 2000 -- Velocity 100 Fund H Class; May 23, 2000 -- Venture 100 Fund H Class; November 20, 2000 -- Velocity 100 Fund C Class; November 27, 2000 -- Titan 500 Fund C Class.

9. NET ASSETS

At December 31, 2001 net assets consisted of:

	Titan 500 Fund	Titan 500 Master Portfolio	Tempest 500 Fund	Tempest 500 Master Portfolio

Paid-In-Capital ...............................................................	$ 142,569,429	$ 167,306,179	$ 129,652,995	$ 138,183,840
Undistributed Net Investment Income (Loss) ...........	243,948	(243,948)	385	(385)
Accumulated Net Realized Loss on Investments ................................................	(56,363,136)	(72,097,582)	(11,842,086)	(4,936,361)
Net Unrealized Appreciation (Depreciation) on Investments, Options and Futures Contracts ..............................	19,300,523	10,489,553	11,657,187	(3,635,744)

Net Assets ......................................................................	$ 105,750,764	$ 105,454,202	$ 129,468,481	$ 129,611,350

	Velocity 100 Fund	Velocity 100 Master Portfolio	Venture 100 Fund	Venture 100 Master Portfolio

Paid-In-Capital ................................................................	$ 399,138,395	$ 337,344,161	$ 161,663,635	$ 149,756,459
Undistributed Net Investment Income (Loss) ............................................................	(42,834)	42,834	(1,245)	1245
Accumulated Net Realized Loss on Investments ................................................	(257,771,397)	(149,146,212)	(37,661,268)	(6,835,484)
Net Unrealized Appreciation (Depreciation) on Investments, Options and Futures Contracts ...............................	71,375,419	24,830,763	18,041,668	(748,637)

Net Assets ......................................................................	$ 212,699,583	$ 213,071,546	$ 142,042,790	$ 142,173,583

10. VELOCITY 100 REVERSE STOCK SPLIT

Effective after the close of business on April 20, 2001, the Velocity 100 Fund, H Class and C Class shares, underwent a 1-for-10 reverse split. The effect of this transaction was to divide the number of outstanding shares in this Fund by ten, while multiplying the net asset value per share by ten. The net asset value per share prior to the reverse split was $5.82 in the H Class and $5.78 in the C Class; after the reverse split, the net asset value per share was $58.20 and $57.80, respectively.

There was no change in the aggregate market value of the outstanding shares as a result of these transactions.

To the Trustees and Holders of Beneficial Interest of Rydex Dynamic Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio and Venture 100 Master Portfolio (The Rydex Dynamic Funds, hereafter referred to as the "Trust") at December 31, 2001, and the results of each of their operations for the year then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust´s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 15, 2002

INFORMATION ON BOARD OF TRUSTEES (Unaudited)

Each Trust is served by a separate Board of Trustees composed of six members. The membership of each Board is the same. There is not stated term of service, and Trustees continue to serve after election until resignation.

The Statement of Additional Information, a separate document with supplemental information not contined in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888

	Name, Age, and Address	Positions Held With Fund	Length of Service As Trustee (Year Began)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships

	Albert P. Viragh, Jr. (60)* 9601 Blackwell Rd., Suite 500 Rockville, MD 20850	Chairman of the Board; President of Rydex Dynamic Funds	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999	Chairman of the Board of Directors President, and Treasurer: Rydex Fund Services, Inc. Rydex Global Advisors, Inc. Rydex Distributors, Inc.	69	None

	Corey A. Colehour (56) 1489 W. Briarwood Ave. Littleton, CO 80120	Trustee	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999	Senior Vice President of Marketing/Co-Owner Schield Management Company	69	None

	J. Kenneth Dalton (61) 3613 Lands End Fort Worth, TX 76109	Trustee	Rydex Series Funds – 1995 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999	Mortgage Banking Consultant and Investor The Dalton Group 69 None	69	None

	John O. Demaret (62) 1415 Redbud Lane Glenview, IL 60025	Trustee	Rydex Series Funds – 1997 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999	Retired	69	None

	Patrick T. McCarville (59) 3069 Plum Island Drive Northbrook, IL 60062	Trustee	Rydex Series Funds – 1997 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999	Founder and Chief Executive Officer Par Industries, Inc.	69	None

	Roger Somers (57) 72 Sugar Maple Lane Tinton Falls, NJ 07724	Trustee	Rydex Series Funds – 1993 Rydex Variable Trust – 1998 Rydex Dynamic Funds – 1999	Owner Arrow Limousine	69	None

*	This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

Page 53-54

UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices:

The Funds distributions to shareholders included:

	Tempest 500 Master Portfolio	Venture 100 Master Portfolio

From short-term capital gains .........................................	$ 3,056,404)	$ 2,050,824)
From long-term capital gains, subject to the 20% rate gains category ....................	$ 4,584,606	$ 3,076,236)

A family of funds designed exclusively for financial professionals and sophisticated investors

This report and the financial statements contained
herein are submitted for the general information of
our shareholders. The report is not intended for
distribution to prospective investors unless preceded
 or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

9601 Blackwell Road Suite 500 Rockville, MD 20850 800.820.0888 www.rydexfunds.com	DYN-2-1/02

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